OIL AND GAS PROPERTY, NET	12 Months Ended
Dec. 31, 2023
Extractive Industries [Abstract]
OIL AND GAS PROPERTY, NET

NOTE 6 – OIL AND GAS PROPERTY, NET

The following tables summarize the Company’s oil and gas property by classification.

	As of December 31,
	2023	2022
Oil and gas property – subject to amortization	$28,035,019	$28,740,479
Accumulated depletion	(9,064,212)	(9,411,476)
Accumulated impairment	(11,859,183)	(11,859,183)
Oil and gas property – subject to amortization, net	$7,111,624	$7,469,820

Oil and gas property – not subject to amortization	$1,155,439	$1,151,804
Accumulated impairment	-	-
Oil and gas property – not subject to amortization, net	$1,155,439	$1,151,804

The following shows the movement of the oil and gas property – subject to amortization balance.

Oil and Gas Property – Kruh Block
December 31, 2020	$1,338,987
Additional capitalization	2,916,102
Depletion	(650,609)
December 31, 2021	$3,604,480
Additional capitalization	4,723,463
Asset retirement costs	188,873
Depletion	(1,046,996)
December 31, 2022	$7,469,820
Additional capitalization	294,540
Asset retirement costs	(42,998)
Depletion	(609,738)
December 31, 2023	$7,111,624

During the years ended December 31, 2023, 2022 and 2021 the Company incurred an aggregated development costs and abandonment and site restoration provisions, which were capitalized, at $294,540, $4,723,463 and $2,916,102 respectively, mainly for the purpose of the geological and geophysical studies and drilling of wells.

Depletion recorded for production on properties subject to amortization for the years ended December 31, 2023, 2022 and 2021 were $609,738, $1,046,996 and $650,609 respectively.

Furthermore, for the years ended December 31, 2023 and 2022, the Company has conducted ceiling test to which the present value of the estimated future net revenues generated by the oil and gas property - Kruh Block Proven exceed the carrying balances. As a result, no impairment was recognized.